PROPERTY AND EQUIPMENT—NET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 632,268		$ 470,482	$ 25,346
Less: accumulated depreciation	(84,707)		(69,762)	(6,729)
Property and equipment—net	547,561		400,720	18,617
Depreciation expense	14,945	$ 1,043	63,033	4,282
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment—gross	518,456		356,939	0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment—gross	91,125		91,125	19,444
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 22,687		$ 22,418	$ 5,902